Subsequent Events (Details)			1 Months Ended					12 Months Ended
	Mar. 08, 2018 USD ($) shares	Oct. 09, 2017 USD ($) shares	Mar. 31, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 23, 2018 USD ($)	Dec. 29, 2017 USD ($) shares	Oct. 25, 2017 USD ($) shares	Dec. 31, 2017 shares	Feb. 23, 2018 EUR (€)
Subsequent Events (Textual)
Restricted common stock, value | $		$ 119,746				$ 53,214	$ 11,886
Restricted common stock issued, shares		142,919				77,008	11,886	12,500
Stock options vested								100,000
Stock options, granted								220,000
Subsequent Events [Member]
Subsequent Events (Textual)
Restricted common stock, value | $	$ 14,840
Restricted common stock issued, shares	23,744
Line of credit amount					$ 368,982				€ 300,000
Interest rate					1.25%
Line of credit , description					The 300,000 will be available for drawdown through April 30, 2018 at which point the facility will be reduced to 200,000 and further reduced 100,000 on May 31, 2018. The security includes a pledge of Medi-Line business assets in the amount of 300,000.
Subsequent Events [Member] | Chief Commercialization Officer [Member]
Subsequent Events (Textual)
Number of granted non-qualified stock options				57,000
Exercise price, granted | $ / shares				$ 0.76
Number of options vest in equal monthly amount				12,855
Subsequent Events [Member] | Chief Financial Officer [Member]
Subsequent Events (Textual)
Number of granted non-qualified stock options				40,000
Exercise price, granted | $ / shares				$ 0.76
Number of options vest in equal monthly amount				9,021
Subsequent Events [Member] | Daniel Powell [Member]
Subsequent Events (Textual)
Restricted common stock issued, shares	8,160
Number of granted non-qualified stock options				11,000
Exercise price, granted | $ / shares				$ 0.76
Number of options vest in equal monthly amount				2,481
Subsequent Events [Member] | Director [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares			12,500
Options exercise price | $ / shares			$ 0.865
Fair value of the options | $			$ 3,596
Option grant expires, period			4 years
Subsequent Events [Member] | Second Director [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares			12,500
Options exercise price | $ / shares			$ 0.865
Fair value of the options | $			$ 3,596
Option grant expires, period			4 years
Subsequent Events [Member] | Incentive stock options [Member]
Subsequent Events (Textual)
Stock issued option purchase, shares				46,200
Options exercise price | $ / shares				$ 0.76
Stock options vested				31,200
Stock options, granted				15,000
Fair value of the options | $				$ 10,420